Schedule of Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equipment Schedule Of Equipment 1	$ 8,358
Equipment Schedule Of Equipment 2	8,358
Equipment Schedule Of Equipment 3	0
Equipment Schedule Of Equipment 4	20,274
Equipment Schedule Of Equipment 5	20,274
Equipment Schedule Of Equipment 6	0
Equipment Schedule Of Equipment 7	1,464,478
Equipment Schedule Of Equipment 8	930,979
Equipment Schedule Of Equipment 9	533,499
Equipment Schedule Of Equipment 10	333,989
Equipment Schedule Of Equipment 11	234,753
Equipment Schedule Of Equipment 12	99,236
Equipment Schedule Of Equipment 13	1,827,099
Equipment Schedule Of Equipment 14	1,194,364
Equipment Schedule Of Equipment 15	632,735
Equipment Schedule Of Equipment 1		8,358
Equipment Schedule Of Equipment 2		8,358
Equipment Schedule Of Equipment 3		0
Equipment Schedule Of Equipment 4		20,274
Equipment Schedule Of Equipment 5		20,274
Equipment Schedule Of Equipment 6		0
Equipment Schedule Of Equipment 7		1,464,478
Equipment Schedule Of Equipment 8		785,431
Equipment Schedule Of Equipment 9		679,047
Equipment Schedule Of Equipment 10		333,989
Equipment Schedule Of Equipment 11		192,223
Equipment Schedule Of Equipment 12		141,766
Equipment Schedule Of Equipment 13		1,827,099
Equipment Schedule Of Equipment 14		1,006,286
Equipment Schedule Of Equipment 15		820,813
Equipment Schedule Of Equipment 1			8,358
Equipment Schedule Of Equipment 2			8,358
Equipment Schedule Of Equipment 3			0
Equipment Schedule Of Equipment 4			20,274
Equipment Schedule Of Equipment 5			20,274
Equipment Schedule Of Equipment 6			0
Equipment Schedule Of Equipment 7			1,464,478
Equipment Schedule Of Equipment 8			601,528
Equipment Schedule Of Equipment 9			862,950
Equipment Schedule Of Equipment 10			333,989
Equipment Schedule Of Equipment 11			131,467
Equipment Schedule Of Equipment 12			202,522
Equipment Schedule Of Equipment 13			1,827,099
Equipment Schedule Of Equipment 14			761,627
Equipment Schedule Of Equipment 15			$ 1,065,472